Premises And Equipment [Text Block]	12 Months Ended
Mar. 31, 2014
Premises And Equipment [Text Block]
5.	PREMISES AND EQUIPMENT

Premises and equipment at March 31, 2013 and 2014 consisted of the following:

	2013	2014
	(in millions)
Land	¥379,943	¥403,184
Buildings	723,902	747,998
Equipment and furniture	767,733	929,939
Leasehold improvements	236,353	251,875
Construction in progress	17,976	27,606

Total	2,125,907	2,360,602
Less accumulated depreciation	1,066,853	1,123,954

Premises and equipment-net	¥1,059,054	¥1,236,648

Premises and equipment include capitalized leases, principally related to data processing equipment, which amounted to ¥43,222 million and ¥41,907 million at March 31, 2013 and 2014, respectively. Accumulated depreciation on such capitalized leases at March 31, 2013 and 2014 amounted to ¥29,385 million and ¥29,769 million, respectively.

BTMU has entered into sales agreements to sell its buildings and land and, under separate agreements, leased those properties back for its business operations, including bank branches. BTMU either provided nonrecourse financings to the buyers for the sales proceeds or invested in the equities of the buyers. As a result, BTMU was considered to have continuing involvement with the properties. For accounting and reporting purposes, these transactions were accounted for under the financing method with the sales proceeds recognized as a financing obligation. The properties were reported on the accompanying consolidated balance sheets and depreciated. The financing obligation at March 31, 2013 and 2014 was ¥47,435 million and ¥46,339 million, respectively.

For the fiscal years ended March 31, 2012, 2013 and 2014, the MUFG Group recognized ¥10,913 million, ¥3,975 million and ¥13,850 million, respectively, of impairment losses for long-lived assets, primarily real estate which was either formerly used for its banking operations and is no longer used or real estate that is being used where recovery of the carrying amount is doubtful. In addition, ¥5,209 million, ¥1,932 million and ¥226 million of impairment losses were recognized for real estate held for sale for the fiscal years ended March 31, 2012, 2013 and 2014, respectively. These losses are included in Other non-interest expenses. In computing the amount of impairment losses, fair value was determined primarily based on market prices, if available, or the estimated price based on an appraisal.